GENERAL INFORMATION	12 Months Ended
Dec. 31, 2017
Organization, Consolidation and Presentation of Financial Statements [Abstract]
GENERAL INFORMATION
NOTE 1   -   GENERAL INFORMATION

A.	General

(1)
Check Cap Ltd. (together with its wholly-owned subsidiary, the “Company") was incorporated under the laws of the State of Israel. The registered address of its offices is 29 Abba Hushi Ave, Isfiya 3009000, Israel.

(2)	Check-Cap Ltd has a wholly-owned subsidiary, Check-Cap U.S. Inc., incorporated under the laws of the State of Delaware on May 15, 2015.

(3)
The Company is a clinical-stage medical diagnostics company developing C-Scan®, the first capsule-based system for preparation-free colorectal cancer screening (the "C-Scan system"). Utilizing innovative ultra-low dose X-ray and wireless communication technologies, the capsule generates information on the contours of the inside of the colon as it passes naturally. This information is used to create a 3D map of the colon, which allows physicians to look for polyps and other abnormalities. Designed to improve the patient experience and increase the willingness of individuals to participate in recommended colorectal cancer screening, the C-Scan system removes many frequently-cited barriers, such as laxative bowel preparation, invasiveness and sedation.

(4)
As described in Notes 10C(2)(b) and 10C(2)(d), on February 24, 2015 the Company consummated an Initial Public Offering in the United States (U.S.) (the "IPO") concurrently with a Private Placement (the "Private Placement").

On August 11, 2016, the Company consummated a registered direct offering of ordinary shares and pre-funded warrants (the "August 2016 RD Offering"). See Note 10C(2)(h).

On June 2, 2017, the Company consummated a registered direct offering of ordinary shares and a simultaneous private placement of warrants (the "June 2017 RD Offering"). See Note 10C(2)(i).

On November 22, 2017, the Company consummated a registered direct offering of ordinary shares and a simultaneous private placement of warrants (the "November 2017 RD Offering" and together with the August 2016 RD Offering and June 2017 RD Offering, the “RD
Offerings”). See Note 10C(2)(J).

The Company's ordinary shares and Series A Warrants are listed on the NASDAQ Capital Market under the symbols "CHEK," and "CHEKW," respectively.

(5)	The consolidated financial statements of the Company as of and for the year ended December 31, 2017 include the financial statements of the Company and its wholly-owned U.S. subsidiary.

B.
Going concern and management plans

The accompanying consolidated financial statements have been prepared on a going-concern basis, which contemplates the realization of assets and satisfaction of liabilities in the normal course of business. Since its inception, the Company has devoted substantially all of its efforts to research and development, clinical trials, recruiting management and technical staff, acquiring assets and raising capital. The Company is still in its development and clinical stage and has not yet generated revenues. The extent of the Company's future operating losses and the timing of becoming profitable are uncertain. The Company has incurred losses of $9.8 million, $8.8 million and $12.3 million for the years ended December 31, 2017, 2016 and 2015, respectively. As of December 31, 2017, the Company's accumulated deficit was $52.7 million. The Company has funded its operations to date primarily through equity financing and through grants from the Israel Innovation Authority of the Ministry of Economy and Industry (the "NATI") (formerly the Office of the Chief Scientist of the Ministry of Economy and Industry (the "OCS)).

 Additional funding will be required to complete the Company's research and development and clinical trials, to attain regulatory approvals, to begin the commercialization efforts of the Company's C-Scan system and to achieve a level of sales adequate to support the Company's cost structure.

To meet its capital needs, the Company is considering multiple alternatives, including, but not limited to, additional equity financings and other funding transactions. While the Company has been successful in raising financing in the past, there can be no assurance that it will be able to do so in the future on a timely basis on terms acceptable to the Company, or at all. Uncertain market conditions and approval by regulatory bodies and adverse results from clinical trials may (among other reasons) adversely impact the Company's ability to raise capital in the future.

Management expects that the Company will continue to generate losses from the development, clinical development and regulatory activities of the C-Scan system, which will result in a negative cash flow from operating activity. The Company believes that current cash on hand will be sufficient to fund operations into June 2018. This has led management to conclude that substantial doubt about the Company's ability to continue as a going concern exists. In the event the Company is unable to successfully raise additional capital during or before the end of the second quarter of 2018, the Company will not have sufficient cash flows and liquidity to finance its business operations as currently contemplated. Accordingly, in such circumstances the Company would be compelled to immediately reduce general and administrative expenses and delay research and development projects and clinical trials, until it is able to obtain sufficient financing. If such sufficient financing is not received timely, the Company would then need to pursue a plan to license or sell its assets, seek to be acquired by another entity, cease operations and/or seek bankruptcy protection. The Company's losses and additional funds needed, raises substantial doubt about its ability to continue as a going concern. The Company's consolidated financial statements do not reflect any adjustments that might result from the outcome of this uncertainty.

C.
Reverse share splits

Effective April 4, 2018, the Company's Board of Directors effected a reverse share split of 1-for-12 (i.e. 12 ordinary shares were combined into one ordinary share) (“Reverse Share Split”), in accordance with the approval of the Company's shareholders at an extraordinary general meeting of shareholders held on April 2, 2018. All references in the financial statements and notes to the number of shares, price per share and weighted average number of shares outstanding of our  ordinary shares prior to the Reverse Share Split have been adjusted to reflect the Reverse Share Split on a retroactive basis unless otherwise noted.

D.
Conversion of preferred shares and preferred share warrants

Effective immediately prior to the consummation of the IPO, each and every class and series of the Company's authorized and outstanding preferred shares converted, on a 1:1 basis, into ordinary shares, par value NIS 0.01 per share, of the Company (the "Pre- Splits Ordinary Shares") and all outstanding preferred share warrants converted, on a 1:1 basis, into warrants to purchase Pre-Split Ordinary Shares, in accordance with the approval of the Company's shareholders at a meeting held on January 15, 2015.

Accordingly, immediately prior to the consummation of the IPO, on February 24, 2015, 361,584 preferred shares were converted into 361,584 Post-Split Ordinary Shares and 79,000 warrants to purchase preferred shares were converted into 79,000 warrants to purchase Pre-Splits Ordinary Shares. Therefore, since immediately prior to the consummation of the IPO and as of the date hereof, the Company's share capital is comprised solely of ordinary shares and options and warrants to purchase ordinary shares.